TAXATION - Components of (loss)/income before income tax (benefit)/expense, Current and deferred portions of income tax (benefit)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	$ 388,766	¥ 2,706,511	¥ 2,109,528	¥ 474,579
(Loss)/income from non-China operations		41,461	(13,479)	(11,125)
Income from China operations		2,665,050	2,123,007	485,704
Income tax expense applicable to China operations	$ 59,174	¥ 411,959	¥ 132,222	¥ 234,227
Effective tax rate for China operations	15.50%	15.50%	6.20%	48.20%
Current and deferred portion of income tax expense
Current income tax expense		¥ 352,036	¥ 74,046	¥ 230,663
Deferred income tax expense	$ 8,607	59,923	58,176	3,564
Income tax expense	$ 59,174	¥ 411,959	¥ 132,222	¥ 234,227